INTANGIBLE ASSETS AND GOODWILL (Details Narrative) - USD ($)	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2021		Sep. 30, 2020	Sep. 30, 2021		Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 20,695,024	[1]		$ 20,695,024	[1]		$ 4,101,369	$ 922,579
Finite-Lived Intangible Asset, Useful Life				8 years 2 months 26 days			8 years 5 months 12 days
Amortization of identifiable intangible assets	$ 40,506		$ 15,648	$ 110,495		$ 46,944	$ 100,821	$ 15,648
Tala Tek [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill							922,579
Techville [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill							605,260
Clear Skies [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill							636,398
Alpine [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill							$ 1,937,132

[1]	As of September 30, 2021, the Company had not obtained a third-party valuation for the August 12, 2021, acquisition of VelocIT. As such, the purchase price allocation disclosed in this Quarterly Report for September 30, 2021, may change and, therefore, goodwill from the acquisition may change.